Lease (Tables)	6 Months Ended
Mar. 31, 2024
Lease [Abstract]
Schedule of ROU Assets and Liabilities	As of March 31, 2024 and September 30, 2023, the balances of ROU assets and liabilities, along with other information, are presented in the following table:
	March 31, 2024	September 30, 2023
Assets
Operating leases	$87,986	$141,772
Total right-of-use asset	$87,986	$141,772
	March 31, 2024	September 30, 2023
Liabilities
Operating leases	$-	$(116,895)
Lease Liability-current	-	(104,000)
Lease Liability-Non current	-	(12,895
Total lease liability	$-	$(116,895)